UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Vincent P. Corti

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Mutual Fund®

Investment portfolio

January 31, 2013 unaudited

Common stocks — 88.77%	Shares	Value (000)

ENERGY — 8.00%
Apache Corp.	873,400	$ 73,156
Baker Hughes Inc.	1,385,000	61,937
BP PLC (ADR)	4,740,000	211,025
Chevron Corp.	3,908,911	450,111
ConocoPhillips	1,987,900	115,298
Devon Energy Corp.	1,925,000	110,091
Diamond Offshore Drilling, Inc.	728,941	54,736
EnCana Corp.	5,136,700	99,447
EOG Resources, Inc.	1,125,000	140,603
Marathon Oil Corp.	2,000,000	67,220
Royal Dutch Shell PLC, Class A (ADR)	2,924,700	206,250
Royal Dutch Shell PLC, Class B (ADR)	1,172,000	85,228
Schlumberger Ltd.	2,785,400	217,400
Spectra Energy Corp	2,430,500	67,519
		1,960,021

MATERIALS — 4.19%
Air Products and Chemicals, Inc.	1,175,000	102,730
CRH PLC (ADR)	1,089,059	23,437
Dow Chemical Co.	13,196,400	424,924
E.I. du Pont de Nemours and Co.	690,000	32,741
International Flavors & Fragrances Inc.	510,000	35,919
MeadWestvaco Corp.	5,749,864	180,258
Praxair, Inc.	2,065,624	227,983
		1,027,992

INDUSTRIALS — 15.42%
3M Co.	1,825,000	183,504
CSX Corp.	11,869,000	261,474
Dover Corp.	1,800,000	124,524
Eaton Corp. PLC	1,460,000	83,147
Emerson Electric Co.	6,225,000	356,381
General Dynamics Corp.	3,889,800	257,894
General Electric Co.	10,860,000	241,961
Illinois Tool Works Inc.	850,000	53,405
Lockheed Martin Corp.	1,724,700	149,825
Norfolk Southern Corp.	2,151,000	148,139
PACCAR Inc	500,000	23,530
Pentair Ltd.	800,000	40,544
Pitney Bowes Inc.	2,352,300	33,897
Precision Castparts Corp.	314,000	57,588
Republic Services, Inc.	5,550,000	176,989
Rockwell Automation	1,635,000	145,826
Siemens AG (ADR)	125,000	13,690
Snap-on Inc.	750,000	60,765
Southwest Airlines Co.	4,450,000	49,884
Union Pacific Corp.	1,279,300	168,177
United Parcel Service, Inc., Class B	5,317,300	421,609
United Technologies Corp.	4,620,100	404,582
Waste Management, Inc.	8,906,900	324,033
		3,781,368

CONSUMER DISCRETIONARY — 13.07%
Carnival Corp., units	2,895,000	112,094
Comcast Corp., Class A	8,533,400	324,952
Comcast Corp., Class A, special nonvoting shares	1,500,000	55,095
Darden Restaurants, Inc.	5,781,500	268,840
Garmin Ltd.	4,628,772	175,384
Harley-Davidson, Inc.	1,830,000	95,929
Home Depot, Inc.	11,050,000	739,466
Johnson Controls, Inc.	2,662,580	82,780
Magna International Inc.	1,456,000	76,076
Mattel, Inc.	9,075,000	341,492
McDonald’s Corp.	700,000	66,703
McGraw-Hill Companies, Inc.	321,643	18,501
News Corp., Class A	1,925,000	53,400
Nordstrom, Inc.	500,000	27,615
Time Warner Cable Inc.	4,163,937	372,006
Time Warner Inc.	5,234,333	264,438
YUM! Brands, Inc.	1,980,000	128,581
		3,203,352

CONSUMER STAPLES — 5.11%
Avon Products, Inc.	300,000	5,094
Coca-Cola Co.	1,700,000	63,308
Colgate-Palmolive Co.	565,000	60,664
ConAgra Foods, Inc.	950,000	31,055
General Mills, Inc.	1,500,000	62,910
Hillshire Brands Co.	161,500	5,003
Kellogg Co.	3,175,488	185,766
Kimberly-Clark Corp.	2,140,000	191,551
Kraft Foods Group, Inc.	3,829,766	177,012
Mondelez International, Inc.	10,823,300	300,780
PepsiCo, Inc.	2,336,800	170,236
		1,253,379

HEALTH CARE — 9.59%
Abbott Laboratories	8,013,500	271,497
Aetna Inc.	1,390,000	67,040
Amgen Inc.	8,810,748	752,967
Bristol-Myers Squibb Co.	4,500,000	162,630
Cardinal Health, Inc.	1,560,000	68,344
Eli Lilly and Co.	800,000	42,952
Johnson & Johnson	1,915,000	141,557
Medtronic, Inc.	1,998,250	93,118
Merck & Co., Inc.	4,997,185	216,128
Novartis AG (ADR)	3,014,000	204,409
Pfizer Inc	6,920,000	188,778
St. Jude Medical, Inc.	585,000	23,809
Stryker Corp.	1,885,000	118,095
		2,351,324

FINANCIALS — 7.72%
Aon PLC, Class A	1,510,000	87,187
Arthur J. Gallagher & Co.	4,434,148	163,842
Bank of New York Mellon Corp.	3,141,400	85,320
Bank of Nova Scotia	1,750,000	103,023
Hudson City Bancorp, Inc.	2,157,200	18,444
JPMorgan Chase & Co.	3,650,000	171,733
Marsh & McLennan Companies, Inc.	2,658,394	94,320
NYSE Euronext	7,691,805	265,906
Old Republic International Corp.	7,528,800	85,828
PNC Financial Services Group, Inc.	625,000	38,625
Principal Financial Group, Inc.	6,246,709	193,710
Royal Bank of Canada	2,171,500	135,350
State Street Corp.	1,936,900	107,788
Toronto-Dominion Bank	704,000	58,812
U.S. Bancorp	2,015,000	66,696
Wells Fargo & Co.	2,385,000	83,070
Willis Group Holdings PLC	3,725,419	133,035
		1,892,689

INFORMATION TECHNOLOGY — 8.85%
Adobe Systems Inc.[1]	820,000	31,021
Analog Devices, Inc.	1,622,500	70,806
Automatic Data Processing, Inc.	2,000,000	118,580
Google Inc., Class A1	43,900	33,175
Hewlett-Packard Co.	1,420,000	23,444
Intel Corp.	4,200,000	88,368
International Business Machines Corp.	550,000	111,688
KLA-Tencor Corp.	2,226,500	122,257
Linear Technology Corp.	2,900,000	106,198
Maxim Integrated Products, Inc.	9,466,400	297,718
Microchip Technology Inc.[1]	1,500,000	50,175
Microsoft Corp.	17,811,598	489,285
Oracle Corp.	6,087,000	216,149
Paychex, Inc.	1,000,000	32,630
Texas Instruments Inc.	10,680,000	353,294
Xilinx, Inc.	688,400	25,120
		2,169,908

TELECOMMUNICATION SERVICES — 4.74%
AT&T Inc.	8,093,900	281,587
BCE Inc.	1,000,000	44,420
Verizon Communications Inc.	19,173,900	836,173
		1,162,180

UTILITIES — 7.09%
Ameren Corp.	1,660,000	53,850
American Electric Power Co., Inc.	1,435,000	64,991
Dominion Resources, Inc.	3,000,000	162,330
DTE Energy Co.	750,000	47,482
Duke Energy Corp.	5,046,180	346,874
Exelon Corp.	4,353,720	136,881
FirstEnergy Corp.	5,782,728	234,143
PG&E Corp.	7,640,000	325,770
PPL Corp.	1,000,000	30,290
Public Service Enterprise Group Inc.	3,755,000	117,081
Questar Corp.	420,000	9,757
Southern Co.	2,000,000	88,460
Xcel Energy Inc.	4,365,000	121,260
		1,739,169

MISCELLANEOUS — 4.99%
Other common stocks in initial period of acquisition		1,221,860

Total common stocks (cost: $16,843,952,000)		21,763,242

Preferred stocks — 0.05%	Shares

FINANCIALS — 0.05%
U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	11,115

Total preferred stocks (cost: $10,004,000)		11,115

Convertible securities — 0.13%

UTILITIES — 0.13%
PPL Corp. 9.50% convertible preferred 2013, units	600,000	32,436

Total convertible securities (cost: $30,949,000)		32,436

	Principal amount
Bonds & notes — 2.34%	(000)

ENERGY — 0.02%
Enbridge Energy Partners, LP 5.35% 2014	$ 5,075	5,482

CONSUMER DISCRETIONARY — 0.36%
Staples, Inc. 9.75% 2014	81,450	87,959

FINANCIALS — 1.59%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	5,000	5,061
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)[2]	1,665	1,879
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[2]	1,665	1,887
Citigroup Inc. 6.125% 2017	5,000	5,909
ERP Operating LP 5.125% 2016	2,400	2,682
ERP Operating LP 5.375% 2016	6,455	7,350
ERP Operating LP 5.75% 2017	39,855	46,638
ERP Operating LP 6.584% 2015	3,500	3,927
ERP Operating LP 7.125% 2017	5,000	5,997
JPMorgan Chase & Co. 4.75% 2013	5,000	5,053
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[2]	123,654	142,769
MetLife Global Funding I 5.125% 2014[3]	3,000	3,183
UDR, Inc., Series A, 5.25% 2015	5,000	5,380
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[2]	131,826	151,765
		389,480

TELECOMMUNICATION SERVICES — 0.10%
Verizon Communications Inc. 5.55% 2014	5,000	5,231
Verizon Communications Inc. 8.50% 2018	15,000	20,357
		25,588

UTILITIES — 0.10%
FPL Group Capital, Inc. 7.875% 2015	20,000	23,758

MORTGAGE-BACKED OBLIGATIONS[4] — 0.06%
Fannie Mae 4.00% 2024	7,049	7,517
Fannie Mae 4.50% 2024	6,879	7,391
		14,908

FEDERAL AGENCY BONDS & NOTES — 0.11%
Fannie Mae 2.50% 2014	25,775	26,511

Total bonds & notes (cost: $487,902,000)		573,686

Short-term securities — 8.45%

Abbott Laboratories 0.10% due 2/12–2/19/2013[3]	29,700	29,699
Coca-Cola Co. 0.16%–0.20% due 2/6–4/12/2013[3]	184,200	184,169
Fannie Mae 0.07%–0.16% due 2/4–8/19/2013	358,315	358,210
Federal Farm Credit Banks 0.16%–0.19% due 2/14–10/10/2013	101,300	101,240
Federal Home Loan Bank 0.08%–0.17% due 2/1–7/24/2013	469,950	469,824
Freddie Mac 0.10%–0.18% due 2/11–7/23/2013	531,358	531,210
Harvard University 0.12% due 4/16/2013	22,384	22,379
John Deere Credit Ltd. 0.14%–0.18% due 2/21–3/1/2013[3]	56,000	55,994
Jupiter Securitization Co., LLC 0.15% due 2/12/2013[3]	60,000	59,997
National Rural Utilities Cooperative Finance Corp. 0.13%–0.15% due 2/1–3/4/2013	68,700	68,696
Paccar Financial Corp. 0.12%–0.13% due 2/11–3/26/2013	64,400	64,390
U.S. Treasury Bills 0.109%–0.195% due 2/7–8/22/2013	126,400	126,374

Total short-term securities (cost: $2,072,045,000)		2,072,182

Total investment securities (cost: $19,444,852,000)		24,452,661
Other assets less liabilities		62,691

Net assets		$24,515,352

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $333,042,000, which represented 1.36% of the net assets of the fund.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2013 (dollars in thousands):

	Investment securities
Assets:	Level 1	Level 2	Level 3	Total
Common stocks:
Energy	$ 1,960,021	$ —	$ —	$ 1,960,021
Materials	1,027,992	—	—	1,027,992
Industrials	3,781,368	—	—	3,781,368
Consumer discretionary	3,203,352	—	—	3,203,352
Consumer staples	1,253,379	—	—	1,253,379
Health care	2,351,324	—	—	2,351,324
Financials	1,892,689	—	—	1,892,689
Information technology	2,169,908	—	—	2,169,908
Telecommunication services	1,162,180	—	—	1,162,180
Utilities	1,739,169	—	—	1,739,169
Miscellaneous	1,221,860	—	—	1,221,860
Preferred stocks	11,115	—	—	11,115
Convertible securities	32,436	—	—	32,436
Bonds & notes	—	573,686	—	573,686
Short-term securities	—	2,072,182	—	2,072,182
Total	$21,806,793	$2,645,868	$ —	$24,452,661

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 5,236,936
Gross unrealized depreciation on investment securities	(171,563)
Net unrealized appreciation on investment securities	5,065,373
Cost of investment securities for federal income tax purposes	19,387,288

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-003-0313O-S32843

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Paul F. Roye
Paul F. Roye, President and Principal Executive Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, President and Principal Executive Officer

Date: March 28, 2013

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: March 28, 2013